Loss per share - Additional information (Detail) - shares			12 Months Ended
	Jun. 21, 2019	Apr. 26, 2017	Dec. 31, 2019	Dec. 31, 2018
Earnings per share [abstract]
Equity shares to be issued			0	864,988
New ordinary shares payable			1,349,692
Warrants issued	1,071,042	632,829	321,444	41,286